Equity Instruments	12 Months Ended
Dec. 31, 2018
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Equity Instruments

NOTE 12. EQUITY INSTRUMENTS

As of December 31, 2017, PEMEX was in the process of selling its shares of TAG Norte Holding, S. de R.L. de C.V. and TAG Pipeline Sur, S. de R.L. de C.V. These shares were valued at their net realizable value, which, as of December 31, 2017, resulted in a negative value that was recognized in the profit or loss at the end of the year. As of December 31, 2017, available-for-sale current non-financial assets amounted to Ps. 1,056,918.

On September 4 and 5, 2018, PEMEX received the payment for the sale of its 5% interest in TAG Norte Holding, S. de R.L. de C.V., which was recorded as equity instruments in the amount of U.S.$ 43,036 (Ps. 826,046), obtaining a net profit of Ps.10,257.

As of December 31, 2018, due to the adoption of IFRS 9, PEMEX classified its TAG Pipeline Sur, S. de R.L. de C.V. shares of Ps. 245,440 as equity instruments.

Before the initial application of IFRS 9 on January 1, 2018, PEMEX classified these investments as available-for-sale financial assets. Beginning January 1, 2018 these investments are now classified as equity instruments.